OTHER NON-CURRENT ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepaid long-term deposit to lock-up an equity interest investment (Note i)		¥ 42,212
Long-term receivables from Jinghan Taihe (Note ii & Note 23)		10,773
Long-term restricted cash		6,587
Long-term lease deposits		5,290	¥ 4,312
Equity method investments		1,895	2,446
Prepayment for development of internal use software			1,211
Others		4,214	3,295
Total	$ 10,194	¥ 70,971	¥ 11,264